UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-117998
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 28	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-21610
Amendment No. 97	☑
(Check appropriate box or boxes.)
Nationwide VLI Separate Account - 7

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner III, Vice President Corporate Governance and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
October 13, 2016

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
☑ immediately upon filing pursuant to paragraph (b)
□ on [date] pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus supplement dated October 13, 2016
to the following prospectus(es):
BOA FPVUL, BOA Next Generation FPVUL, BOA ChoiceLife FPVUL, BOA Next Generation II FPVUL, NLIC Options Plus, and NLIC Options Premier prospectus dated May 1, 2016
BOA Last Survivorship II, BOA ChoiceLife Survivorship, BOA ChoiceLife Survivorship II, Next Generation Survivorship Life, BOA Protection Survivorship Life, and BOA ChoiceLife Protection prospectuses dated May 1, 2009
BOA MSPVL, BOA MSPVL II (BOA MSPVL Future), BOA Protection FPVUL, BOA ChoiceLife Protection FPVUL, Survivor Options Premier (NLIC), Survivor Options Elite (NLIC), Survivor Options Premier (NLAIC), and Options Premier (NLAIC) prospectuses dated May 1, 2008
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
Putnam Investment Management, LLC, the Putnam Variable Trust – Putnam VT Voyager Fund: Class IB ("VT Voyager Fund") investment manager, has recommended, and the VT Voyager Fund’s Board of Trustees has approved, the merger of Putnam VT Voyager Fund into Putnam Variable Trust – Putnam VT Growth Opportunities Fund: Class IB ("VT Growth Opportunities Fund"). In the merger, all of the assets of VT Voyager Fund will be transferred to VT Growth Opportunities Fund in exchange for shares of VT Growth Opportunities Fund and VT Growth Opportunities Fund will also assume all of the liabilities of VT Voyager Fund. The merger is expected to occur at the close of business November 18, 2016.
As a result, the following will occur to the policy:
•	Effective November 17, 2016, the VT Voyager Fund will no longer be available to receive transfers or new purchase payments.
•	Effective November 17, 2016, the VT Growth Opportunities Fund is added as an investment option under the policy. The VT Growth Opportunities Fund will be walled-off on the same date that it is added to the policy, and therefore will only be available to contracts for which applications are received before November 19, 2016.
•	After the close of business November 18, 2016, any allocations to the VT Voyager Fund are transferred to the VT Growth Opportunities Fund and all references in the prospectus to the VT Voyager Fund are deleted and replaced with the VT Growth Opportunities Fund.
•	The policy owner may request to transfer out of the VT Voyager Fund to another available investment option under the contract prior to the merger by contacting the Service Center. This transfer will be free of any charges and will not count toward any specified transfer limits within the contract.
Accordingly, the following changes apply to your prospectus:
(1)	Effective November 19, 2016, Appendix A: Underlying Mutual Funds is amended to include the following:
Putnam Variable Trust – Putnam VT Growth Opportunities Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before November 19, 2016
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	The fund seeks capital appreciation.
PROS-0337
1

Incorporation by Reference
The prospectus supplements dated August 3, 2016, July 15, 2016, June 6, 2016, June 1, 2016, May 1, 2016 and the prospectus and statement of additional information and Part C that were effective May 1, 2016, previously filed with the Commission under SEC file No. 333-117998, are hereby incorporated by reference and made a part of this registration statement.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on October 13, 2016.
Nationwide VLI Separate Account - 7
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on October 13, 2016.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact